Summary of Significant Accounting Policies - Schedule of Oil and Natural Gas Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Proved oil and natural gas properties	$ 1,740,530	$ 1,269,605
Support equipment and facilities	4,719
Unproved oil and natural gas properties	414,759	47,497
Total oil and natural gas properties	$ 2,160,008	$ 1,317,102